N-2	Sep. 30, 2022 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001396277
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Calamos Global Dynamic Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Sales Load (as a percentage of offering price)	1.00	%(1)
Offering Expenses Borne by the Fund (as a percentage of offering price)	—	%(2)
Dividend Reinvestment Plan Fees (per sales transaction fee)(3)	$15.00

Sales Load [Percent]	1.00%	[1]
Dividend Reinvestment and Cash Purchase Fees | $	$ 15	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[3]
Annual Expenses [Table Text Block]
Annual Expenses	Percentage of Average Net Assets Attributable to Common Shareholders
Management Fee(4)	1.24%
Interest Payments on Borrowed Funds(5)	0.36%
Preferred Stock Dividend Payments(6)	0.57%
Other Expenses(7)	0.09%
Total Annual Expenses	2.26%

Management Fees [Percent]	1.24%	[4]
Interest Expenses on Borrowings [Percent]	0.36%	[5]
Dividend Expenses on Preferred Shares [Percent]	0.57%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.09%	[7]
Total Annual Expenses [Percent]	2.26%
Expense Example [Table Text Block]

The following example illustrates the expenses that common shareholders would pay on a $1,000 investment in common shares, assuming (1) net annual expenses of 2.26% of net assets attributable to common shareholders; (2) a 5% annual gross return; and (3) all distributions are reinvested at net asset value:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Paid by Common Shareholders(8)	$33	$80	$130	$267

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed. Moreover, our actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01 | $	$ 33	[8]
Expense Example, Years 1 to 3 | $	80	[8]
Expense Example, Years 1 to 5 | $	130	[8]
Expense Example, Years 1 to 10 | $	$ 267	[8]
Purpose of Fee Table , Note [Text Block]

The following table and example contain information about the costs and expenses that common shareholders will bear directly or indirectly. In accordance with Commission requirements, the table below shows our expenses, including interest payments on borrowed funds, as a percentage of our average net assets as of September 6, 2022, and not as a percentage of gross assets or managed assets.

By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets we invest. The table and example are based on our capital structure as of September 6, 2022. As of September 6, 2022, we had $10.7 million in borrowings outstanding, $70 million in outstanding preferred shares and additional structural leverage of $98.9 million, collectively representing 30.4% of managed assets as of that date.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays Calamos an annual management fee, payable monthly in arrears, for its investment management services in an amount equal to 0.80% of the Fund's average weekly managed assets. In accordance with the requirements of the Commission, the table above shows the Fund's management fee as a percentage of average net assets attributable to common shareholders. By showing the management fee as a percentage of net assets, the management fee is not expressed as a percentage of all of the assets the Fund intends to invest. For purposes of the table, the management fee has been converted to 1.24% of the Fund's average weekly net assets as of September 6, 2022 by dividing the total dollar amount of the management fee by the Fund's average weekly net assets (managed assets less outstanding leverage).
General Description of Registrant [Abstract]
Effects of Leverage [Text Block]

The SSB Agreement provides for credit availability for the Fund, such that it may borrow up to $265 million. As of September 6, 2022, the Fund had utilized $109.6 million of the $265 million available under the SSB Agreement ($10.7 million in borrowings outstanding, and $98.9 million in structural leverage consisting of collateral received from SSB in connection with securities on loan), representing 18.5% of the Fund's managed assets as of that date, and had $70 million of MRP Shares outstanding, representing 11.8% of the Fund's managed assets. Combined, the borrowings under the SSB Agreement and the outstanding MRP Shares represented 30.4% of the Fund's managed assets. Interest on the SSB Agreement is charged on the drawn amount at the rate of the Overnight Bank Financing Rate (“OBFR”) plus 0.80%, payable monthly in arrears. Interest on overdue amounts or interest on the drawn amount paid during an event of default will be charged at OBFR plus 2.80%. These rates represent floating rates of interest that may change over time. The SSB Agreement has a commitment fee of 0.10% of any undrawn amount. As of September 6, 2022, the interest rate charged under the SSB Agreement was 3.12%. "Net income" payments related to cash collateral in connection with securities lending were 1.56% of the borrowed amount on an annualized basis as of that date, although this amount can vary based on changes in underlying interest rates.

The Fund's MRP Shareholders are entitled to receive monthly cash dividends, at a currently effective dividend rate per annum for each series of MRP Shares as follows (subject to adjustment as described above in "Mandatory Redeemable Preferred Shares"): 4.00% for Series B MRP Shares, 4.24% for Series C MRP Shares, 2.45% for Series D MRP Shares, and 2.68% for Series E MRP Shares.

To cover the interest expense on the borrowings under the SSB Agreement (including "net income" payments made with respect to borrowings offset by collateral for securities on loan) and the dividend payments associated with the MRP Shares, based on rates in effect on September 6, 2022, the Fund's portfolio would need to experience an annual return of 2.26% (before giving effect to expenses associated with senior securities).

Leverage is a speculative technique that could adversely affect the returns to common shareholders. Leverage can cause the Fund to lose money and can magnify the effect of any losses. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to common shareholders as dividends and other distributions will be reduced or potentially eliminated.

The Fund will pay, and common shareholders will effectively bear, any costs and expenses relating to any borrowings and to the issuance and ongoing maintenance of preferred shares, including the MRP Shares, or debt securities. Such costs and expenses include the higher management fee resulting from the use of any such leverage, offering and/or issuance costs, and interest and/or dividend expense and ongoing maintenance.

Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on common shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowings. The Fund may be subject to certain restrictions on investments imposed by guidelines of and covenants with rating agencies for the preferred shares or short-term debt instruments issued by the Fund. These guidelines and covenants may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

Because Calamos' investment management fee is a percentage of the Fund's managed assets, Calamos' fee will be higher if the Fund is leveraged and Calamos will have an incentive to be more aggressive and leverage the Fund. Consequently, the Fund and Calamos may have differing interests in determining whether to leverage the Fund's assets. Any additional use of leverage by the Fund effected through new, additional or increased credit facilities or the issuance of preferred shares would require approval by the Board of Trustees of the Fund.

The following table illustrates the hypothetical effect on the return to a holder of the Fund's common shares of the leverage obtained by us (and utilized on September 6, 2022). The purpose of this table is to assist you in understanding the effects of leverage. As the table shows, leverage generally increases the return to common shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Common Share Return(1)	(16.07)%	(8.87)%	(1.67)%	5.53%	12.73%

(1) Includes interest expense on the borrowings under the SSB Agreement, accrued at interest rates in effect on September 6, 2022 of 3.12%, and dividend expense on the MRP Shares.

Annual Interest Rate [Percent]	3.12%
Effects of Leverage [Table Text Block]
Assumed Portfolio Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Common Share Return(1)	(16.07)%	(8.87)%	(1.67)%	5.53%	12.73%

Return at Minus Ten [Percent]	(16.07%)	[9]
Return at Minus Five [Percent]	(8.87%)	[9]
Return at Zero [Percent]	(1.67%)	[9]
Return at Plus Five [Percent]	5.53%	[9]
Return at Plus Ten [Percent]	12.73%	[9]
Effects of Leverage, Purpose [Text Block]

The following table illustrates the hypothetical effect on the return to a holder of the Fund's common shares of the leverage obtained by us (and utilized on September 6, 2022). The purpose of this table is to assist you in understanding the effects of leverage. As the table shows, leverage generally increases the return to common shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table provides information about our outstanding securities as of September 6, 2022:

Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding
Common Shares	Unlimited	63,832,627	78,003,471
MRPS-Series B	860,000	0	860,000
MRPS-Series C	880,000	0	880,000
MRPS-Series D	200,000	0	200,000
MRPS-Series E	860,000	0	860,000

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	63,832,627
Outstanding Security, Not Held [Shares]	78,003,471
Mandatory Redeemable Preferred Shares Series B [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	MRPS-Series B
Outstanding Security, Authorized [Shares]	860,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	860,000
Mandatory Redeemable Preferred Shares Series C [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	MRPS-Series C
Outstanding Security, Authorized [Shares]	880,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	880,000
Mandatory Redeemable Preferred Shares Series D [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	MRPS-Series D
Outstanding Security, Authorized [Shares]	200,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	200,000
Mandatory Redeemable Preferred Shares Series E [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	MRPS-Series E
Outstanding Security, Authorized [Shares]	860,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	860,000

[1]	Represents the estimated commission with respect to the Fund's common shares being sold in this offering. There is no guarantee that there will be any sales of the Fund's common shares pursuant to this prospectus supplement and the accompanying prospectus. Actual sales of the Fund's common shares under this prospectus supplement and the accompanying prospectus, if any, may be less than as set forth under "Capitalization" above. In addition, the price per share of any such sale may be greater or less than the price set forth under "Capitalization" above, depending on the market price of the Fund's common shares at the time of any such sale.
[2]	Shareholders will pay a $15.00 transaction fee plus a $0.02 per share brokerage charge if they direct Computershare Shareowner Services LLC (the "Plan Agent") to sell common shares held in an account of the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). In addition, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends or distributions. If a participant elects to have the Plan Agent sell part or all of his or her common shares and remit the proceeds, such participant will be charged his or her pro rata share of brokerage commissions on the shares sold. See "Dividends and Distributions on Common Shares; Automatic Dividend Reinvestment Plan" on page 77 of the accompanying prospectus.
[3]	The Advisor will pay the expenses and fees of the ATM during the three-year shelf and would request that the Fund reimburse the Advisor $60,000 for each $3,000,000 not to exceed the lower of $180,000 or the actual expenses paid. The Advisor will request reimbursement at any point during the three-year shelf period when the sales target is met. The arrangement is hereinafter referred to as the "recapture provision." As of the date of this prospectus supplement and the accompanying prospectus, Calamos will pay all of the expenses associated with the offering (other than the applicable commissions). If the recapture provision is triggered in the future, such expenses that will be borne by Fund shareholders will be set forth in the "Shareholder Transaction Expenses" table above.
[4]	The Fund pays Calamos an annual management fee, payable monthly in arrears, for its investment management services in an amount equal to 0.80% of the Fund's average weekly managed assets. In accordance with the requirements of the Commission, the table above shows the Fund's management fee as a percentage of average net assets attributable to common shareholders. By showing the management fee as a percentage of net assets, the management fee is not expressed as a percentage of all of the assets the Fund intends to invest. For purposes of the table, the management fee has been converted to 1.24% of the Fund's average weekly net assets as of September 6, 2022 by dividing the total dollar amount of the management fee by the Fund's average weekly net assets (managed assets less outstanding leverage).
[5]	Reflects interest expense paid on $47 million in average borrowings under the Fund's Amended and Restated Liquidity Agreement with State Street Bank and Trust Company, plus $134 million in additional average structural leverage related to certain securities lending programs, as described in the accompanying prospectus under "Leverage."
[6]	Reflects estimated dividend expense on $70 million aggregate liquidation preference of mandatory redeemable preferred shares ("MRP Shares" or "MRPS") outstanding. See "Prospectus Summary — Use of Leverage by the Fund" and "Leverage" in the accompanying prospectus for additional information.
[7]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[8]	The example includes sales load and estimated offering costs.
[9]	Includes interest expense on the borrowings under the SSB Agreement, accrued at interest rates in effect on September 6, 2022 of 3.12%, and dividend expense on the MRP Shares.